Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks - 96.79%

Banks - 8.31%
Bank of America Corp.	34,050	1,351,104
JP Morgan Chase & Co.	11,071	2,334,431
		3,685,535

Capital Markets - 6.79%
Ares Management Corp.	4,135	644,398
Houlihan Lokey, Inc. Class A	10,556	1,668,059
Stifel Financial Corp.	7,477	702,090
		3,014,548

Chemicals - 2.67%
Linde Plc.	2,486	1,185,474
		1,185,474

Construction Materials - 2.37%
CRH Public Ltd. Co.	11,351	1,052,692
		1,052,692

Consumer Defensive - 2.24%
Kenvue, Inc.	42,968	993,850
		993,850

Electrical Equipment - 5.17%
Eaton Corp. Plc.	6,925	2,295,222
		2,295,222

Equity Real Estate Investment Trusts - 2.62%
Weyerhaeuser Co.	34,402	1,164,852
		1,164,852

Food Products - 2.22%
Kellanova	12,214	985,792
		985,792

Health Care Providers & Services - 5.22%
UnitedHealth Group, Inc.	3,963	2,317,087
		2,317,087

Hotels, Restaurants & Leisure - 6.05%
Marriott International, Inc.	3,525	876,315
McDonalds Corp.	4,600	1,400,746
Wyndham Hotels & Resorts, Inc.	5,240	409,454
		2,686,515

Household Products - 2.57%
Procter & Gamble Co.	6,572	1,138,270
		1,138,270

IT Services - 2.29%
Accenture Plc.	2,880	1,018,022
		1,018,022

Industrial Conglomerates - 3.26%
Honeywell International, Inc.	7,000	1,446,970
		1,446,970

Industrials - 3.59%
General Dynamics Corp.	5,267	1,591,687
		1,591,687

Oil, Gas & Consumable Fuels - 5.87%
Chevron Corp.	5,860	863,002
EOG Resources, Inc.	14,174	1,742,410
		2,605,412

Pharmaceuticals - 8.69%
AbbVie, Inc.	13,367	2,639,715
Johnson & Johnson	7,495	1,214,640
		3,854,355

Real Estate Investment Trusts - 3.19%
American Tower Corp.	6,082	1,414,430
		1,414,430

Semiconductors & Semiconductor Equipment - 8.41%
Broadcom, Inc.	18,780	3,239,550
Qualcomm, Inc.	2,887	490,934
		3,730,484

Software - 5.52%
Microsoft Corp.	5,690	2,448,407
		2,448,407

Specialty Retail - 4.45%
The Home Depot, Inc.	4,875	1,975,350
		1,975,350

Technology Harware, Storage & Peripheral - 5.29%
Apple, Inc.	10,075	2,347,475
		2,347,475

TOTAL COMMON STOCKS (Cost $26,513,160)		42,952,429

Money Market Funds - 3.28%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (a)	1,454,043	1,454,043
		1,454,043

TOTAL MONEY MARKET FUNDS (Cost $1,454,043)		1,454,043

TOTAL INVESTMENTS (Cost $27,967,203) - 100.07%		44,406,472

Liabilities In Excess of Other Assets - (0.07)%		(31,104)

TOTAL NET ASSETS - 100.00%		$ 44,375,368

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2024.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 44,406,471.89	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 44,406,471.89	- 0 -